Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following:

	As of June 30,
	2025	2024
Office buildings	20,628,654	20,400,547
Equipment and office furniture	1,902,317	1,682,622
Office building related facility, machinery and equipment	63,022	182,932
Transportation equipment	707,015	710,782
Leasehold improvements	2,930,897	1,767,487
Total	26,231,905	24,744,370
Less: accumulated depreciation	(5,019,442)	(3,575,846)
Property and equipment, net	21,212,463	21,168,524